Notes Payable	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Notes Payable

7.    Notes Payable

On May 9, 2011, August 26, 2011, and November 9, 2011, the Company entered into note agreements with a related party by common directors, whereby the Company issued notes in the amounts of $50,000, $10,000, and 10,000, respectively (collectively “Notes Payable”). The Notes Payable bear interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the Notes Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Notes Payable are payable on demand by the Lender. See Note 13. Related Party Transactions.

During the year ended December 31, 2011, the Company recorded interest expense of $1,489, related to the Notes Payable. At December 31, 2011, accrued interest related to the Notes Payable was $1,489.